Selected accounting policies - Schedule of useful lives for property, plant, and equipment (Details)	12 Months Ended
Dec. 31, 2020
Bottom of range [member] | Buildings and improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	10 years
Bottom of range [member] | Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	5 years
Bottom of range [member] | Furniture and vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	5 years
Bottom of range [member] | Computer equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	3 years
Top of range [member] | Buildings and improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	40 years
Top of range [member] | Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	20 years
Top of range [member] | Furniture and vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	10 years
Top of range [member] | Computer equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	7 years